Other Assets, Net (Notes)	12 Months Ended
Dec. 31, 2012
Other Assets [Abstract]
Other Assets, Net
Other Assets, Net
Other assets, net, consisted of the following (in thousands):

	DECEMBER 31,
	2012	2011
Company-owned life insurance	$59,787	$51,955
Deferred financing fees, net of accumulated amortization of $8,890 and $66,275
at December 31, 2012 and 2011, respectively	15,097	19,988
Liquor licenses	26,002	25,545
Other assets	44,546	38,677
	$145,432	$136,165

The Company amortized deferred financing fees to interest expense of $8.2 million, $12.3 million and $13.4 million for the years ended December 31, 2012, 2011 and 2010, respectively.